PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
FIXED ASSETS

NOTE 3 – FIXED ASSETS

Property and Equipment at December 31, 2011 consists of the following:

Property and Equipment
Computers	$ 20,000
Furniture	10,000
Property and Equipment	30,000
Accumulated Depreciation	(28,929)
Property and Equipment, net	$ 1,071

Intangible Assets at December 31, 2011 consists of the following:

Intangible Assets
Intangible Assets Total	$ 70,000
Accumulated Amortization	(70,000)
Intangible Assets, net	$0

The Company’s intellectual property consists of the industrial design for an Auto traction mold and Auto traction mat design which was acquired in 2005. The Company reclassified equipment as intellectual property at year end 2011 and after impairment analysis and amortization, considers it fully amortized.